Other Comprehensive Income (Loss) and Related Tax Effects	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Other Comprehensive Income (Loss) and Related Tax Effects
Other Comprehensive Income (Loss) and Related Tax Effects

We have not recognized any tax effects on foreign currency translation adjustments because they are not expected to result in future taxable income or deductions. We have not recognized any tax effects on unrealized gains or losses on available-for-sale securities because such gains or losses would affect the amount of existing capital loss carryforwards for which the related deferred tax asset has been fully offset by a valuation allowance.

Accumulated other comprehensive loss includes cumulative foreign currency translation losses of $59.0 million, $53.8 million and $29.2 million as of December 31, 2016, 2015 and 2014, respectively.

Reclassifications out of accumulated other comprehensive loss for the years ended December 31, 2016, 2015 and 2014 were as follows:

Accumulated Other Comprehensive Loss Components	Affected Line Item in our Consolidated Statements of Operations	For the Years Ended December 31,
		2016	2015	2014
		(In thousands)
Recognition of realized gains (losses) on available-for-sale securities in net income (1)	Gains (losses) on marketable investment securities, net	$(2,996)	$(15)	$32
Recognition of other-than-temporary impairment loss on available-for-sale securities in net income (2)	Other-than-temporary impairment loss on available-for-sale securities	—	6,139	—
Total reclassifications, net of tax and noncontrolling interests		$(2,996)	$6,124	$32

(1)
When available-for-sale securities are sold, the related unrealized gains and losses that were previously recognized in other comprehensive income (loss) are reclassified and recognized as “Gains (losses) on marketable investment securities, net” in our consolidated statements of operations and comprehensive income (loss).

(2)	We recorded other-than-temporary impairment losses on shares of certain common stock included in our strategic equity securities.